As filed with the Securities and Exchange Commission on September 14, 2016
1933 Act Registration No. 333-46479
1940 Act Registration No. 811-08659

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 31	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 33	[X]

(Check appropriate box or boxes.)

The Henssler Funds, Inc.
(Exact name of Registrant as Specified in Charter)

3735 Cherokee Street
Kennesaw, Georgia  30144
(Address of principal executive offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 936-3863

Gene W. Henssler, Ph.D
Henssler Asset Management, LLC
3735 Cherokee Street
Kennesaw, Georgia  30144
 (Name and Address of Agent of Service)

Copy to:
Paul Hastings LLP
1170 Peachtree Street, N.E., Suite 100
Atlanta, Georgia 30309

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on (date) pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 31 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kennesaw, State of Georgia, on the 14th day of September, 2016.

THE HENSSLER FUNDS, INC.

By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gene W. Henssler	Director and President	September 14, 2016
Gene W. Henssler, Ph.D

/s/ Patricia T. Henssler*	Director & Treasurer	September 14, 2016
Patricia T. Henssler	(Principal Accounting Officer)

/s/ David O’Brien *	Director	September 14, 2016
David O’Brien

/s/ Joseph Owen *	Director	September 14, 2016
Joseph Owen

/s/ Robert E. Nickels *	Director	September 14, 2016
Robert E. Nickels

By:	/s/ Gene W. Henssler
Gene W. Henssler, Ph.D
Attorney-in-fact, pursuant to Power of Attorney

* Executed by Gene W. Henssler as Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase